Assets and Disposal Groups Held for Sale (Tables)	12 Months Ended
Mar. 31, 2022
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Assets Held for Sale and Disposal Groups

JPY (millions) As of March 31
2021
Goodwill	¥12,078
Intangible assets	8,018
Inventories	392
Other	201
Total assets	¥20,689